Financial instruments and risk management (Details 16) R$ in Millions	12 Months Ended
Dec. 31, 2025 BRL (R$)
Hedge Designation 2019 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	R$ (492)
Exchange variation in the year	1,260
Hedge reserve carried out	659
Other comprehensive income in the year	1,427
Hedge Designation 2021 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	(492)
Exchange variation in the year	1,260
Hedge reserve carried out	659
Other comprehensive income in the year	1,427
Hedge Designation 2025 [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	(492)
Exchange variation in the year	1,260
Hedge reserve carried out	659
Other comprehensive income in the year	1,427
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	147
Exchange variation in the year	(389)
Hedge reserve carried out	(203)
Other comprehensive income in the year	(444)
Hedge Reserve Net Of Income Tax [Member]
IfrsStatementLineItems [Line Items]
Other comprehensive income in the year	(344)
Exchange variation in the year	872
Hedge reserve carried out	456
Other comprehensive income in the year	R$ 983